Calvert
Ultra-Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 14.2%

Security	Principal Amount (000's omitted)	Value
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	$531	$ 528,140
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	1,259	1,228,011
Amur Equipment Finance Receivables XII, LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	5,215	5,204,203
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.64%, 7/15/30(1)	4,310	4,108,724
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	3,337	3,194,765
Series 2022-B, Class A, 3.75%, 6/18/35(1)	893	879,807
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	1,200	1,195,828
Chesapeake Funding II, LLC, Series 2020-1A, Class A2, 5.843%, (1 mo. USD LIBOR + 0.65%), 8/15/32(1)(2)	293	293,044
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,448	2,946,381
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,262	7,144,664
Series 2022-A, Class A, 5.87%, 12/15/26(1)	379	379,205
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	425	418,696
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 1/22/29(1)	1,800	1,803,703
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 5.552%, (1 mo. USD LIBOR + 0.33%), 12/11/34(1)(2)	1,410	1,406,953
Enterprise Fleet Financing, LLC, Series 2023-1, Class A1, 5.33%, 3/20/24(1)	4,763	4,759,026
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%, 6/15/25	750	747,672
Ford Credit Auto Owner Trust, Series 2022-C, Class A2A, 4.52%, 4/15/25	1,338	1,332,588
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2A, 5.44%, 10/20/25	1,260	1,255,097
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	638	594,912
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A, 5.47%, 9/15/25(1)	2,100	2,089,873
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	623	602,173
Series 2021-3, Class B, 0.76%, 2/26/29(1)	961	915,341
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,074	1,021,140
Series 2021-3, Class D, 1.009%, 2/26/29(1)	429	405,839
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	8,372	8,277,097
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	2,939	2,925,789
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	4,365	4,345,103
Security	Principal Amount (000's omitted)	Value
Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30(1)	$5,629	$ 5,621,832
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	304	296,082
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	4,233	4,184,153
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	914	904,110
Series 2021-3A, Class A, 0.65%, 12/15/31(1)	49	48,637
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	5,231	5,212,711
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	146	132,715
New Residential Mortgage, LLC, Series 2020-FNT2, Class A, 5.437%, 7/25/25(1)	5,688	5,436,333
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.75%, (30-day average SOFR + 3.00%), 7/25/50(1)(2)	3,452	3,433,493
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	1,137	1,093,607
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	1,359	1,352,154
OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.83%, 5/14/32(1)	1,991	1,979,307
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	4,174	4,116,557
Oportun Issuance Trust, Series 2022-3, Class A, 7.451%, 1/8/30(1)	3,552	3,556,760
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	439	438,082
Series 2021-2, 3.00%, 1/25/29(1)	1,236	1,186,368
Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,231	1,219,665
Series 2021-5, Class A, 1.53%, 8/15/29(1)	1,256	1,233,330
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,276	1,218,534
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.454%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	1,788	1,767,210
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	694	689,202
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	3,867	3,812,940
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	4,208	4,210,917
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	3,283	3,277,639
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	2,007	1,796,077
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	19	18,676
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	858,649
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	5,187	5,219,821
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	3,268	3,273,587
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28(1)	2,436	2,418,332

Calvert
Ultra-Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	$922	$ 909,456
Series 2021-3, Class A, 0.83%, 7/20/31(1)	207	205,094
Series 2021-4, Class A, 0.84%, 9/20/31(1)	1,287	1,265,045
Series 2021-5, Class A, 1.31%, 11/20/31(1)	373	365,185
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	3,566	3,437,504
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,178,557
Total Asset-Backed Securities (identified cost $142,623,340)		$ 140,372,095

Collateralized Mortgage Obligations — 2.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	$764	$ 766,548
Series 2021-1A, Class M1B, 7.267%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	1,500	1,511,628
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	2,922	2,917,694
Series 2021-3A, Class M1A, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	2,618	2,600,681
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	93	93,870
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	500	498,688
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	3,875	3,862,928
Series 2022-HQA1, Class M1A, 7.167%, (30-day average SOFR + 2.10%), 3/25/42(1)(2)	1,755	1,766,973
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.05%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	19	19,115
Series 2019-R02, Class 1M2, 7.45%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	35	34,774
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	1,648	1,685,646
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 9.00%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(2)	2,628	2,634,629
RESIMAC Bastille Trust, Series 2021-2NCA, Class A1B, 5.809%, (SOFR + 0.74%), 2/3/53(1)(2)	2,491	2,472,986
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.241%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	718	716,870
Total Collateralized Mortgage Obligations (identified cost $21,597,815)		$21,583,030

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.034%), 10/15/36(1)(2)	$11,143	$ 11,078,985
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	4,129	3,959,988
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,908	1,815,296
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,427	1,352,807
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.263%, (1 mo. USD LIBOR + 1.07%), 12/15/37(1)(2)	2,650	2,631,839
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	7,314	7,178,031
Series 2021-ESH, Class B, 6.574%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,087	3,015,916
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M7, 7.10%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	636	627,829
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	4,887	4,831,154
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.062%, (1 mo. SOFR + 0.915%), 4/15/38(1)(2)	8,550	8,418,563
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(2)(3)	5,047	4,901,039
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.333%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	450	438,805
VMC Finance, LLC, Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	9,362	9,085,907
Total Commercial Mortgage-Backed Securities (identified cost $60,193,148)		$59,336,159

Corporate Bonds — 62.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.9%
Celanese US Holdings, LLC, 5.90%, 7/5/24	$9,385	$ 9,368,074
		$ 9,368,074
Communications — 4.1%
AT&T, Inc., 0.90%, 3/25/24	$14,500	$ 14,008,854
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	7,010	6,535,212

Calvert
Ultra-Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Rogers Communications, Inc., 4.10%, 10/1/23(4)	$7,500	$ 7,464,175
Sprint, LLC, 7.875%, 9/15/23	8,000	8,026,520
Verizon Communications, Inc., 5.591%, (SOFR + 0.50%), 3/22/24(2)	5,000	5,000,901
		$ 41,035,662
Consumer, Cyclical — 8.9%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$2,500	$ 2,423,529
BMW US Capital, LLC, 2.25%, 9/15/23(1)	5,000	4,964,761
Brunswick Corp., 0.85%, 8/18/24	3,575	3,363,002
Daimler Trucks Finance North America, LLC:
1.125%, 12/14/23(1)	3,775	3,697,449
5.691%, (SOFR + 0.60%), 12/14/23(1)(2)	7,500	7,503,744
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	7,490	7,329,876
General Motors Financial Co., Inc.:
5.649%, (SOFR + 0.62%), 10/15/24(2)	11,698	11,615,749
6.308%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,908,135
Genuine Parts Co., 1.75%, 2/1/25	846	792,838
Hyatt Hotels Corp.:
1.30%, 10/1/23	7,349	7,282,250
1.80%, 10/1/24	7,600	7,236,607
Hyundai Capital America, 5.80%, 6/26/25(1)	3,344	3,338,948
Lennar Corp.:
4.75%, 5/30/25	1,272	1,244,474
4.875%, 12/15/23	5,000	4,979,741
Marriott International, Inc., 3.60%, 4/15/24	7,000	6,883,956
Nordstrom, Inc., 2.30%, 4/8/24(4)	1,572	1,514,245
Warnermedia Holdings, Inc.:
3.428%, 3/15/24	8,000	7,856,688
6.412%, 3/15/26	3,659	3,662,859
		$87,598,851
Consumer, Non-cyclical — 5.0%
Baxter International, Inc.:
5.351%, (SOFR + 0.26%), 12/1/23(2)	$3,000	$2,993,538
5.531%, (SOFR + 0.44%), 11/29/24(2)	3,000	2,975,097
Becton Dickinson and Co., 3.363%, 6/6/24	5,000	4,892,643
Centene Corp., 4.25%, 12/15/27	5,500	5,147,505
CVS Health Corp., 4.00%, 12/5/23	5,000	4,988,570
JDE Peet's NV, 0.80%, 9/24/24(1)	7,000	6,567,417
Revvity, Inc., 0.85%, 9/15/24	7,017	6,598,185
Royalty Pharma PLC, 0.75%, 9/2/23	7,500	7,431,508
Thermo Fisher Scientific, Inc., 5.562%, (SOFR + 0.53%), 10/18/24(2)	1,765	1,765,050
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	$6,200	$ 5,841,318
		$ 49,200,831
Financial — 36.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 10/29/24	$3,000	$ 2,818,949
5.772%, (SOFR + 0.68%), 9/29/23(2)	7,000	6,990,531
Affiliated Managers Group, Inc., 4.25%, 2/15/24	13,062	12,892,639
Ally Financial, Inc., 1.45%, 10/2/23	14,009	13,822,242
American Tower Corp., 2.95%, 1/15/25	895	856,488
Assurant, Inc., 6.10%, 2/27/26	1,425	1,430,973
Aviation Capital Group, LLC, 4.375%, 1/30/24(1)	5,000	4,919,211
Avolon Holdings Funding, Ltd., 5.25%, 5/15/24(1)	4,860	4,776,304
Banco Santander S.A.:
3.892%, 5/24/24	6,600	6,472,964
5.147%, 8/18/25	3,000	2,948,043
Bank of America Corp.:
1.843% to 2/4/24, 2/4/25(5)	16,200	15,785,936
5.791%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,800,827
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(5)	10,000	8,661,001
Bank of Montreal:
Series E, 3.30%, 2/5/24(4)	5,500	5,416,944
5.44%, (SOFR + 0.35%), 12/8/23(2)	4,200	4,198,859
5.80%, (SOFR + 0.71%), 3/8/24(2)	4,000	4,002,099
Bank of Nova Scotia (The):
0.55%, 9/15/23	2,600	2,572,631
5.474%, (SOFR + 0.44%), 4/15/24(2)	5,000	4,993,055
5.641%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,504,298
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,581,846
Boston Properties, L.P., 3.80%, 2/1/24	1,300	1,272,344
BPCE S.A., 5.596%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	3,993,285
Canadian Imperial Bank of Commerce, 5.144%, 4/28/25	3,645	3,616,005
Capital One Financial Corp., 5.78%, (SOFR + 0.69%), 12/6/24(2)	12,000	11,808,478
Charles Schwab Corp. (The), 5.59%, (SOFR + 0.50%), 3/18/24(2)	8,297	8,276,336
Citigroup, Inc.:
5.746%, (SOFR + 0.69%), 1/25/26(2)	2,778	2,767,251
5.75%, (SOFR + 0.67%), 5/1/25(2)	4,618	4,603,746
Corebridge Global Funding, 0.80%, 7/7/23(1)	3,000	2,999,199
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(5)	1,968	1,744,363
Discover Bank, 4.20%, 8/8/23	8,385	8,368,917
Fifth Third Bancorp, 3.65%, 1/25/24	4,860	4,791,649
Five Corners Funding Trust, 4.419%, 11/15/23(1)	3,000	2,967,460

Calvert
Ultra-Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
GA Global Funding Trust:
5.591%, (SOFR + 0.50%), 9/13/24(1)(2)	$5,000	$ 4,900,650
6.38%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	4,898,271
Goldman Sachs Group, Inc. (The):
5.536%, (SOFR + 0.49%), 10/21/24(2)	8,000	7,974,019
6.481%, (SOFR + 1.39%), 3/15/24(2)(4)	10,200	10,246,635
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)	3,000	2,963,130
HSBC Holdings PLC, 0.732% to 8/17/23, 8/17/24(5)	6,876	6,825,896
Intesa Sanpaolo SpA, 5.25%, 1/12/24	13,000	12,899,870
JPMorgan Chase & Co., 3.845% to 6/14/24, 6/14/25(5)	22,650	22,158,499
KeyBank NA, 5.411%, (SOFR + 0.32%), 6/14/24(2)	4,750	4,617,520
Lincoln National Corp., 4.00%, 9/1/23	8,000	7,958,260
Marsh & McLennan Cos., Inc., 3.875%, 3/15/24	4,500	4,440,292
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(5)	3,752	3,673,976
Nationwide Building Society, 0.55%, 1/22/24(1)	9,000	8,736,603
Newmark Group, Inc., 6.125%, 11/15/23	5,950	5,895,855
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	5,000	4,910,418
Pricoa Global Funding I, 3.45%, 9/1/23(1)	3,000	2,987,223
Radian Group, Inc.:
4.50%, 10/1/24	2,000	1,948,280
6.625%, 3/15/25	4,100	4,099,646
Skandinaviska Enskilda Banken AB, 0.55%, 9/1/23(1)	1,900	1,882,700
Societe Generale S.A., 3.875%, 3/28/24(1)	5,000	4,893,934
Standard Chartered PLC, 6.021%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	3,968,411
State Street Corp., 3.70%, 11/20/23	4,875	4,831,667
Swedbank AB, 0.60%, 9/25/23(1)	2,000	1,976,232
Synchrony Bank, 5.40%, 8/22/25	3,975	3,806,142
Synchrony Financial:
4.25%, 8/15/24	3,574	3,447,194
4.50%, 7/23/25	1,204	1,135,676
Toronto-Dominion Bank (The), 3.25%, 3/11/24	3,700	3,638,099
Truist Bank, 3.20%, 4/1/24	2,325	2,279,825
Truist Financial Corp., 5.49%, (SOFR + 0.40%), 6/9/25(2)	4,500	4,356,938
UniCredit SpA, 7.83%, 12/4/23(1)	11,650	11,720,037
Wells Fargo & Co., 2.406% to 10/30/24, 10/30/25(5)	5,000	4,763,307
		$359,490,078
Industrial — 2.3%
Parker-Hannifin Corp., 3.65%, 6/15/24	$5,000	$4,900,892
Penske Truck Leasing Co., LP/PTL Finance Corp., 4.125%, 8/1/23(1)	850	848,919
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	7,035	6,889,140
TD SYNNEX Corp., 1.25%, 8/9/24	5,178	4,899,599
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Teledyne Technologics, Inc., 0.95%, 4/1/24	$5,100	$ 4,912,834
		$ 22,451,384
Technology — 2.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	$5,570	$ 5,504,728
Fidelity National Information Services, Inc., 0.60%, 3/1/24	7,625	7,360,410
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	3,545	3,547,388
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,470,380
NXP B.V./NXP Funding, LLC, 4.875%, 3/1/24	4,566	4,534,250
SK Hynix, Inc., 1.50%, 1/19/26(1)	4,000	3,545,273
Take-Two Interactive Software, Inc., 3.30%, 3/28/24	269	263,800
VMware, Inc., 0.60%, 8/15/23	1,786	1,775,340
		$28,001,569
Utilities — 2.2%
CMS Energy Corp., 3.875%, 3/1/24	$5,000	$4,930,011
Eversource Energy, 4.20%, 6/27/24	3,500	3,444,665
NextEra Energy Capital Holdings, Inc.:
5.481%, (SOFR + 0.40%), 11/3/23(2)	10,000	9,998,858
6.051%, 3/1/25	2,998	3,010,610
		$21,384,144
Total Corporate Bonds (identified cost $624,523,487)		$618,530,593

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(6)(7)	$1,000	$ 971,640
Total High Social Impact Investments (identified cost $1,000,000)		$ 971,640

Senior Floating-Rate Loans — 0.1%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$1,965	$ 1,518,741
Total Senior Floating-Rate Loans (identified cost $1,950,009)		$ 1,518,741

Calvert
Ultra-Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.4%
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	$4,400	$ 4,396,964
Total Taxable Municipal Obligations (identified cost $4,400,000)		$ 4,396,964

U.S. Treasury Obligations — 10.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 6.25%, 8/15/23	$17,000	$ 17,017,664
U.S. Treasury Notes:
0.75%, 12/31/23	10,000	9,777,578
2.25%, 12/31/23	63,400	62,457,927
2.50%, 4/30/24	10,000	9,761,719
Total U.S. Treasury Obligations (identified cost $99,069,000)		$ 99,014,888

Short-Term Investments — 7.1%
Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(9)	39,670,606	$ 39,670,606
Total Affiliated Fund (identified cost $39,670,606)		$ 39,670,606
Commercial Paper — 3.0%
Security	Principal Amount (000's omitted)	Value
General Motors Financial Co., Inc., 5.673%, 8/1/23(10)(11)	$5,000	$ 4,974,653
HSBC USA, Inc., 5.483%, 10/24/23(10)(11)	4,900	4,812,214
Jabil, Inc.:
6.061%, 7/14/23(10)(11)	6,800	6,784,889
6.065%, 7/14/23(10)(11)	8,200	8,181,779
Nutrien, Ltd., 5.616%, 7/26/23(10)(11)	5,000	4,980,493
Total Commercial Paper (identified cost $29,743,509)		$ 29,734,028

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(12)	793,068	$ 793,068
Total Securities Lending Collateral (identified cost $793,068)		$ 793,068
Total Short-Term Investments (identified cost $70,207,183)		$ 70,197,702
Total Investments — 102.6% (identified cost $1,025,563,982)		$1,015,921,812

Other Assets, Less Liabilities — (2.6)%	$ (25,912,729)
Net Assets — 100.0%	$ 990,009,083

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $350,426,972 or 35.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate.
(4)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $770,398 and the total market value of the collateral received by the Fund was $793,068, comprised of cash.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	May be deemed to be an affiliated company.
(7)	Restricted security. Total market value of restricted securities amounts to $971,640, which represents 0.1% of the net assets of the Fund as of June 30, 2023.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

Calvert
Ultra-Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(10)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2023, the aggregate value of these securities is $29,734,028 representing 3.0% of the Fund’s net assets.
(11)	Rate shown is the discount rate at date of purchase.
(12)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $45,543,285, which represents 4.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$12,102,189	$ —	$ (12,174,000)	$2,632	$ 69,179	$ —	$ 16,655	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	11,614,402	—	(11,690,000)	—	75,598	—	16,675	—
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36	5,491,866	—	(581,637)	—	(9,479)	4,901,039	248,945	5,047,332
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	928,760	—	—	—	42,880	971,640	11,250	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	27,008,480	527,183,911	(514,521,785)	—	—	39,670,606	550,471	39,670,606
Total				$2,632	$178,178	$45,543,285	$843,996

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Ultra-Short Duration Income Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$140,372,095	$ —	$140,372,095
Collateralized Mortgage Obligations	—	21,583,030	—	21,583,030
Commercial Mortgage-Backed Securities	—	59,336,159	—	59,336,159
Corporate Bonds	—	618,530,593	—	618,530,593
High Social Impact Investments	—	971,640	—	971,640
Senior Floating-Rate Loans	—	1,518,741	—	1,518,741
Taxable Municipal Obligations	—	4,396,964	—	4,396,964
U.S. Treasury Obligations	—	99,014,888	—	99,014,888
Short-Term Investments:
Affiliated Fund	39,670,606	—	—	39,670,606
Commercial Paper	—	29,734,028	—	29,734,028
Securities Lending Collateral	793,068	—	—	793,068
Total Investments	$40,463,674	$975,458,138	$ —	$1,015,921,812
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.